Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 43,915		$ 120,180
Total revenues	43,915		120,180
Cost of revenues	29,930		58,095
Gross profit	13,985		62,085
Operating expenses:
Selling, general and administrative	30,690	30,323	151,562	33,346	34,924	20,390
Officer and director compensation	101,645	46,268	192,584	99,868	149,619
Professional and consulting	52,283	48,008	169,936	107,294	273,781	11,335
Provision for doubtful accounts				2,675	2,675	(12,665)
Depreciation and amortization of property and equipment	18,657	2,656	44,540	8,663	10,992	22,343
Total operating expenses	203,275	127,255	558,622	251,846	471,991	41,403
Operating (loss)	(189,290)	(127,255)	(496,537)	(251,846)	(471,991)	(41,403)
Other income/(expense):
Derivative liability income	366,414	156,378	463,894	79,857	76,556
Loss on conversions of notes payable	(354,423)	(114,652)	(797,252)	(114,652)	(138,009)
Gain on write off of notes payable	652,559		652,559
Gain on settlement of accounts payable						44,336
Loss on disposal of assets	(17,747)		(17,747)
Interest expense	(188,937)	(115,303)	(539,823)	(169,523)	(199,126)	(95,309)
Total other income (expense)	457,866	(73,577)	(238,369)	(204,318)	(260,579)	(50,973)
Net (loss)	$ 268,576	$ (200,832)	$ (734,906)	$ (456,164)	$ (732,570)	$ (92,376)
Net loss per common share:
Basic and diluted net loss per common share	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Basic and diluted weighted-average common shares outstanding	194,886,945	110,211,097	155,783,440	107,135,479	110,581,886	105,051,540